Document and Entity Information	2 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	ArcLight Clean Transition Corp.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001820630
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9